TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Movement in provision for impairment of loan receivables (Details) - Loan receivables - Accumulated impairment ₺ in Thousands	12 Months Ended
Dec. 31, 2024 TRY (₺)
LOAN RECEIVABLE
Additions during the year	₺ 160,138
Collections	(621)
Monetary gain	(9,981)
End of the period	₺ 149,536